Segmented Information - Schedule of Segment Information for Reporting Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total sales	$ 42,010	$ 42,836
Adjusted EBIT	2,364	2,329
Equity income	(143)	(101)
Net assets	18,296	18,273
Goodwill	2,512	2,674	$ 2,767
Fixed assets, net	9,507	9,584
Body Exteriors & Structures [Member]
Segment Reporting Information [Line Items]
Goodwill	461	435	452
Power & Vision [Member]
Segment Reporting Information [Line Items]
Goodwill	1,654	1,868	1,928
Seating Systems [Member]
Segment Reporting Information [Line Items]
Goodwill	260	250	258
Complete Vehicles [Member]
Segment Reporting Information [Line Items]
Goodwill	116	102	$ 109
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	42,010	42,836
External sales	42,010	42,836
Adjusted EBIT	2,364	2,329
Depreciation	1,547	1,510
Equity income	(143)	(101)
Net assets	18,296	18,273
Investments	1,103	1,045
Goodwill	2,512	2,674
Fixed assets, net	9,507	9,584
Fixed asset additions	1,313	2,178
Operating Segments [Member] | Body Exteriors & Structures [Member]
Segment Reporting Information [Line Items]
Total sales	16,618	16,999
External sales	16,373	16,745
Adjusted EBIT	1,347	1,283
Depreciation	759	731
Equity income	(4)	(4)
Net assets	8,725	8,727
Investments	24	24
Goodwill	461	435
Fixed assets, net	5,516	5,805
Fixed asset additions	615	1,338
Operating Segments [Member] | Power & Vision [Member]
Segment Reporting Information [Line Items]
Total sales	15,198	15,391
External sales	14,901	15,132
Adjusted EBIT	688	810
Depreciation	581	572
Equity income	(96)	(70)
Net assets	6,699	6,982
Investments	524	525
Goodwill	1,654	1,868
Fixed assets, net	3,001	2,828
Fixed asset additions	522	644
Operating Segments [Member] | Seating Systems [Member]
Segment Reporting Information [Line Items]
Total sales	5,898	5,800
External sales	5,882	5,787
Adjusted EBIT	210	223
Depreciation	103	98
Equity income	(35)	(24)
Net assets	1,372	1,401
Investments	226	193
Goodwill	260	250
Fixed assets, net	467	476
Fixed asset additions	90	112
Operating Segments [Member] | Complete Vehicles [Member]
Segment Reporting Information [Line Items]
Total sales	4,848	5,186
External sales	4,817	5,155
Adjusted EBIT	151	130
Depreciation	73	83
Equity income	(6)	(7)
Net assets	471	439
Investments	115	105
Goodwill	116	102
Fixed assets, net	414	375
Fixed asset additions	61	59
Operating Segments [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total sales	(552)	(540)
External sales	37	17
Adjusted EBIT	(32)	(117)
Depreciation	31	26
Equity income	(2)	4
Net assets	1,029	724
Investments	214	198
Goodwill	21	19
Fixed assets, net	109	100
Fixed asset additions	$ 25	$ 25